Share Based Payments Details Of Non Vested Share Awards (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	9,800
Grant date fair value	$ 6.31
Shares cancelled	(184)
Non-vested share awards	58,335	184,447
November 21, 2006
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2010
Total shares granted	4,000
Grant date fair value	$ 91.1
Shares cancelled	112
Shares vested	3,888
Non-vested share awards	0
August 27, 2007
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2009
Total shares granted	4,650
Grant date fair value	$ 158.05
Shares cancelled	100
Shares vested	4,550
Non-vested share awards	0
December 28, 2007
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2010
Total shares granted	2,000
Grant date fair value	$ 189.7
Shares cancelled	467
Shares vested	1,533
Non-vested share awards	0
February 5, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2011
Total shares granted	600
Grant date fair value	$ 173.7
Shares cancelled	125
Shares vested	475
Non-vested share awards	0
May 13, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Jun. 30, 2011
Total shares granted	400
Grant date fair value	$ 199
Shares cancelled	0
Shares vested	400
Non-vested share awards	0
December 19, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2010
Total shares granted	2,000
Grant date fair value	$ 48.15
Shares cancelled	0
Shares vested	2,000
Non-vested share awards	0
December 19, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2011
Total shares granted	1,200
Grant date fair value	$ 48.15
Shares cancelled	267
Shares vested	933
Non-vested share awards	0
January 23, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2012
Total shares granted	860
Grant date fair value	$ 52.5
Shares cancelled	188
Shares vested	672
Non-vested share awards	0
August 18, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2011
Total shares granted	100,000
Grant date fair value	$ 40.25
Shares cancelled	0
Shares vested	100,000
Non-vested share awards	0
November 10, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2010
Total shares granted	198,711
Grant date fair value	$ 44.25
Shares cancelled	0
Shares vested	198,711
Non-vested share awards	0
November 10, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2011
Total shares granted	2,000
Grant date fair value	$ 44.25
Shares cancelled	0
Shares vested	2,000
Non-vested share awards	0
November 10, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2012
Total shares granted	1,200
Grant date fair value	$ 44.25
Shares cancelled	400
Shares vested	800
Non-vested share awards	0
February 1, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	1,200
Grant date fair value	$ 44.25
Shares cancelled	215
Shares vested	762
Non-vested share awards	223
November 19, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Sep. 30, 2012
Total shares granted	150,000
Grant date fair value	$ 37.1
Shares cancelled	0
Shares vested	150,000
Non-vested share awards	0
November 19, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2012
Total shares granted	4,000
Grant date fair value	$ 37.1
Shares cancelled	0
Shares vested	4,000
Non-vested share awards	0
January 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	4,000
Grant date fair value	$ 30.9
Shares cancelled	314
Shares vested	2,474
Non-vested share awards	1,212
December 1, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	100,000
Grant date fair value	$ 7.5
Shares cancelled	0
Shares vested	50,000
Non-vested share awards	50,000
December 1, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	4,000
Grant date fair value	$ 7.5
Shares cancelled	0
Shares vested	2,000
Non-vested share awards	2,000
January 3, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	3,500
Grant date fair value	$ 6.65
Shares cancelled	0
Shares vested	1,750
Non-vested share awards	1,750
February 3, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	6,300
Grant date fair value	$ 6.1
Shares cancelled	0
Shares vested	3,150
Non-vested share awards	3,150
Total
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	590,621
Shares cancelled	2,188
Shares vested	530,098
Non-vested share awards	58,335